Senior Convertible Notes Payable and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Senior Convertible Notes Payable And Warrants
Schedule of Senior Convertible Notes Payable

Senior convertible notes payable is comprised of the following:

	June 30, 2022	December 31, 2021
Senior convertible notes payable	$3,591,000	$3,591,000
Less debt discount	(819,000)	(2,326,000)
Total senior convertible notes payable, net	$2,772,000	$1,265,000

Senior convertible notes payable is comprised of the following:

	December 31, 2021	December 31, 2020
Senior convertible notes payable	$3,591,000	$-
Less debt discount	(2,326,000)	-
Total senior convertible notes payable, net	$1,265,000	$-